TRADE RECEIVABLES, NET (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Open accounts	[1]	$ 4,684	$ 5,945
Less-allowance for credit losses		(904)	(1,101)
Trade receivables, net		$ 3,780	$ 4,844

[1]	Trade receivables generally have 90-day credit terms. Certain customers payments are made through monthly credit card transactions.